Income Tax Expense Related To Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 8	$ 10	$ (251)
State and local	18	(3)	(6)
International	273	282	345
Current income tax expense	299	289	88
Deferred
Federal	233	(286)	(9)
State and local	(7)	3	(20)
International	(32)	(18)	(24)
Deferred income tax expense	194	(301)	(53)
Income tax expense (benefit)	$ 493	$ (12)	$ 35